Tax (Tables)	6 Months Ended
Jun. 30, 2018
Tax
Current and deferred tax assets and liabilities
	Assets		Liabilities
	As at	As at	As at	As at
	30.06.18	31.12.17	30.06.18	31.12.17
Current and deferred tax assets and liabilities	£m	£m	£m	£m
Current tax	567	482	(684)	(586)
Deferred tax	4,028	3,457	(71)	(44)
Total	4,595	3,939	(755)	(630)